Fees and Expenses	Dec. 31, 2024
AQR Managed Futures Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the sameand takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 412% of the average value of its portfolio.
Portfolio Turnover, Rate	412.00%
AQR Multi-Asset Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses. Total Annual Fund Operating Expenses for Class R6 Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025 due to rounding.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.
Portfolio Turnover, Rate	110.00%
AQR Risk-Balanced Commodities Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of Other Expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 4 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would have a high portfolio turnover rate (as discussed below under “Principal Investment Strategies of the Fund”).
Portfolio Turnover, Rate	none
AQR Long-Short Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 296% of the average value of its portfolio.
Portfolio Turnover, Rate	296.00%
AQR Managed Futures Strategy HV Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	otal Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 455% of the average value of its portfolio.
Portfolio Turnover, Rate	455.00%
AQR Style Premia Alternative Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.
Portfolio Turnover, Rate	142.00%
AQR Macro Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 4 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 158% of the average value of its portfolio.
Portfolio Turnover, Rate	158.00%
AQR Equity Market Neutral Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the sameand takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 338% of the average value of its portfolio.
Portfolio Turnover, Rate	338.00%
AQR Alternative Risk Premia Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 199% of the average value of its portfolio.
Portfolio Turnover, Rate	199.00%
AQR Trend Total Return Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027 as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 461% of the average value of its portfolio.
Portfolio Turnover, Rate	461.00%
AQR Diversified Arbitrage Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 410% of the average value of its portfolio.
Portfolio Turnover, Rate	410.00%